Supplemental Financial Information - Schedule of Consolidated Statements of Financial Positions (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 3,294,788	$ 4,565,136	$ 4,825,982	$ 5,613,672
Margin cash	158,815	159,562
Trade accounts receivable	3,877,391	4,231,924
Dividends receivable	2,550	1,465
Inventories	6,761,314	6,107,165
Biological assets	1,874,438	1,826,766
Recoverable taxes	995,636	957,211
Derivative assets	144,697	155,602
Other current assets	507,887	433,372
TOTAL CURRENT ASSETS	17,617,516	18,438,203
NON-CURRENT ASSETS
Long-term investments	49,224	45,780
Recoverable taxes	2,011,523	1,874,572
Biological assets	633,547	611,799
Related party receivables	31,398	41,231
Deferred income taxes	539,593	547,014
Other non-current assets	509,245	488,803
TOTAL OTHER NON-CURRENT ASSETS	3,774,530	3,609,199
Investments in equity-accounted investees	293,924	171,612
Property, plant and equipment	14,102,843	13,645,658	12,172,492	11,780,880
Right of use assets	1,617,901	1,613,647	1,592,643	1,596,873
Intangible assets	1,806,930	1,825,592	1,825,466	1,803,199
Goodwill	5,966,655	5,852,575
TOTAL NON-CURRENT ASSETS	27,562,783	26,718,283
TOTAL ASSETS	45,180,299	45,156,486
CURRENT LIABILITIES
Trade accounts payable	5,453,317	6,198,100
Supply chain finance	1,156,528	1,134,459
Loans and financing	840,120	833,085
Income taxes	163,661	288,030
Other taxes payable	159,119	152,959
Payroll and social charges	1,291,550	1,560,159
Lease liabilities	365,383	354,887
Dividends payable	1,071,287
Provisions for legal proceedings	231,209	159,217
Derivative liabilities	126,672	156,405
Other current liabilities	861,702	704,509
TOTAL CURRENT LIABILITIES	11,720,548	11,541,810
NON-CURRENT LIABILITIES
Loans and financing	20,524,854	20,257,483
Income and other taxes payable	420,390	407,727
Payroll and social charges	305,282	288,065
Lease liabilities	1,416,771	1,412,398
Deferred income taxes	1,199,170	1,169,300
Provisions for legal proceedings	219,022	209,358
Related party payable	176,220	190,998
Derivative liabilities	87,353	114,376
Other non-current liabilities	49,993	42,180
TOTAL NON-CURRENT LIABILITIES	24,399,055	24,091,885
EQUITY
Share capital - common shares	41,560	35,114
Reserves	7,970,634	6,582,694
Undistributed results	220,594	2,085,772
Attributable to company shareholders	8,232,788	8,703,580
Attributable to non-controlling interest	827,908	819,211
TOTAL EQUITY	9,060,696	9,522,791	$ 8,256,060	$ 8,134,364
TOTAL LIABILITIES AND EQUITY	45,180,299	45,156,486
Parent Company [Member] | Restricted subsidiaries [Member]
CURRENT ASSETS
Cash and cash equivalents	2,750,463	3,921,730
Margin cash	158,299	159,048
Trade accounts receivable	2,795,937	3,055,286
Dividends receivable	2,550	1,465
Inventories	5,626,909	4,949,488
Biological assets	1,323,065	1,288,243
Recoverable taxes	793,997	721,761
Derivative assets	122,601	140,971
Other current assets	310,262	242,811
TOTAL CURRENT ASSETS	13,884,083	14,480,803
NON-CURRENT ASSETS
Long-term investments	49,224	45,780
Recoverable taxes	2,011,523	1,874,572
Biological assets	269,536	256,583
Related party receivables	31,398	41,231
Deferred income taxes	509,030	516,308
Other non-current assets	367,563	378,828
TOTAL OTHER NON-CURRENT ASSETS	3,238,274	3,113,302
Investments in equity-accounted investees	3,357,849	3,198,779
Property, plant and equipment	10,425,061	10,077,519
Right of use assets	1,382,373	1,370,826
Intangible assets	947,278	942,690
Goodwill	4,649,601	4,513,691
TOTAL NON-CURRENT ASSETS	24,000,436	23,216,807
TOTAL ASSETS	37,884,519	37,697,610
CURRENT LIABILITIES
Trade accounts payable	3,639,419	4,313,158
Supply chain finance	1,156,528	1,134,459
Loans and financing	793,465	781,928
Income taxes	37,223	170,093
Other taxes payable	143,220	119,893
Payroll and social charges	927,210	1,072,999
Lease liabilities	305,262	294,217
Dividends payable	1,071,287
Provisions for legal proceedings	231,209	159,217
Derivative liabilities	116,100	152,218
Other current liabilities	529,353	398,770
TOTAL CURRENT LIABILITIES	8,950,276	8,596,952
NON-CURRENT LIABILITIES
Loans and financing	17,430,976	17,166,293
Income and other taxes payable	397,413	385,147
Payroll and social charges	302,944	303,900
Lease liabilities	1,224,175	1,212,245
Deferred income taxes	735,310	695,746
Provisions for legal proceedings	219,022	209,358
Related party payable	176,220	190,998
Derivative liabilities	87,353	114,376
Other non-current liabilities	42,219	34,138
TOTAL NON-CURRENT LIABILITIES	20,615,632	20,312,201
EQUITY
Share capital - common shares	5,187,927	5,145,820
Reserves	8,238,896	6,803,802
Undistributed results	(5,194,035)	(3,246,042)
Attributable to company shareholders	8,232,788	8,703,580
Attributable to non-controlling interest	85,823	84,877
TOTAL EQUITY	8,318,611	8,788,457
TOTAL LIABILITIES AND EQUITY	37,884,519	37,697,610
Parent Company [Member] | Unrestricted subsidiaries [Member]
CURRENT ASSETS
Cash and cash equivalents	544,325	643,406
Margin cash	516	514
Trade accounts receivable	1,091,372	1,188,544
Dividends receivable
Inventories	1,134,405	1,157,677
Biological assets	551,373	538,523
Recoverable taxes	208,199	241,507
Derivative assets	22,096	14,631
Other current assets	204,353	202,424
TOTAL CURRENT ASSETS	3,756,639	3,987,226
NON-CURRENT ASSETS
Long-term investments
Recoverable taxes
Biological assets	364,011	355,216
Related party receivables
Deferred income taxes	30,563	31,474
Other non-current assets	141,682	109,975
TOTAL OTHER NON-CURRENT ASSETS	536,256	496,665
Investments in equity-accounted investees
Property, plant and equipment	3,677,782	3,568,139
Right of use assets	235,528	242,821
Intangible assets	859,652	882,902
Goodwill	1,317,054	1,338,884
TOTAL NON-CURRENT ASSETS	6,626,272	6,529,411
TOTAL ASSETS	10,382,911	10,516,637
CURRENT LIABILITIES
Trade accounts payable	1,823,816	1,895,272
Supply chain finance
Loans and financing	46,655	51,157
Income taxes	132,998	123,994
Other taxes payable	15,899	33,066
Payroll and social charges	364,340	48,716
Lease liabilities	60,121	6,067
Dividends payable
Provisions for legal proceedings
Derivative liabilities	10,572	4,187
Other current liabilities	339,077	319,178
TOTAL CURRENT LIABILITIES	2,793,478	2,481,637
NON-CURRENT LIABILITIES
Loans and financing	3,093,878	3,091,190
Income and other taxes payable	22,977	2,258
Payroll and social charges	2,338	(15,835)
Lease liabilities	192,596	200,153
Deferred income taxes	463,860	474,322
Provisions for legal proceedings
Related party payable
Derivative liabilities
Other non-current liabilities	7,774	8,042
TOTAL NON-CURRENT LIABILITIES	3,783,423	3,760,130
EQUITY
Share capital - common shares	1,352,356	1,351,259
Reserves	(268,262)	(221,108)
Undistributed results	1,979,831	1,897,016
Attributable to company shareholders	3,063,925	3,027,167
Attributable to non-controlling interest	742,085	734,334
TOTAL EQUITY	3,806,010	3,761,501
TOTAL LIABILITIES AND EQUITY	10,382,911	10,003,268
Parent Company [Member] | Eliminations [Member]
CURRENT ASSETS
Cash and cash equivalents
Margin cash
Trade accounts receivable	(9,918)	(11,906)
Dividends receivable
Inventories
Biological assets
Recoverable taxes	(6,560)	(6,057)
Derivative assets
Other current assets	(6,728)	(11,863)
TOTAL CURRENT ASSETS	(23,206)	(29,826)
NON-CURRENT ASSETS
Long-term investments
Recoverable taxes
Biological assets
Related party receivables
Deferred income taxes		(768)
Other non-current assets
TOTAL OTHER NON-CURRENT ASSETS		(768)
Investments in equity-accounted investees	(3,063,925)	(3,027,167)
Property, plant and equipment
Right of use assets
Intangible assets
Goodwill
TOTAL NON-CURRENT ASSETS	(3,063,925)	(3,027,935)
TOTAL ASSETS	(3,087,131)	(3,057,761)
CURRENT LIABILITIES
Trade accounts payable	(9,918)	(1,033)
Supply chain finance
Loans and financing
Income taxes	(6,560)	(6,057)
Other taxes payable
Payroll and social charges
Lease liabilities
Dividends payable
Provisions for legal proceedings
Derivative liabilities
Other current liabilities	(6,728)	(13,439)
TOTAL CURRENT LIABILITIES	(23,206)	(20,529)
NON-CURRENT LIABILITIES
Loans and financing
Income and other taxes payable
Payroll and social charges
Lease liabilities
Deferred income taxes		(768)
Provisions for legal proceedings
Related party payable
Derivative liabilities
Other non-current liabilities
TOTAL NON-CURRENT LIABILITIES		(768)
EQUITY
Share capital - common shares	(6,498,723)	(6,461,965)
Reserves
Undistributed results	3,434,798	3,434,798
Attributable to company shareholders	(3,063,925)	(3,027,167)
Attributable to non-controlling interest
TOTAL EQUITY	(3,063,925)	(3,027,167)
TOTAL LIABILITIES AND EQUITY	$ (3,087,131)	$ (3,048,464)